Background of the Company	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

Telesat Corporation (the “Corporation”) is incorporated under the Business Corporations Act (British Columbia) in October 2020 and is headquartered in Ottawa, Canada.

The Corporation began trading on the Nasdaq Global Select Market (“NASDAQ”) and the Toronto Stock Exchange on November 19, 2021 under the ticker symbol “TSAT”. This followed the closing of Telesat Canada’s transaction with Loral Space & Communications Inc. (“Loral”) and Public Sector Pension Investment Board (“PSP Investments”) (the “Transaction”), in which Loral’s stockholders and Telesat Canada’s other equity holders have exchanged their interests for equity in the new public holding structure.

Prior to the closing of the Transaction, Loral and PSP Investments held economic interests in Telesat Canada of approximately 63% and 36%, respectively, with the remaining economic interest held by various individuals.

As per the terms and conditions set forth in the Transaction Agreement, the Transaction resulted in the Loral stockholders, PSP Investments and certain individual shareholders (other than the Voting Directors) of Telesat Canada (the “Individual Telesat Shareholders”) owning indirectly through the Corporation and Telesat Partnership LP (the “Partnership”) approximately the same percentage of equity as they held in Telesat Canada; the Corporation becoming the publicly traded general partner of the Partnership; and the Partnership indirectly owning all of the economic interests in Telesat Canada and Loral becoming a wholly owned subsidiary of the Partnership.

The Corporation or Telesat Canada did not issue new equity to raise additional cash financing as part of the Transaction.

For further details on the Transaction, refer to the Corporation’s Registration Statement on Form F-4 filed with the U.S. Securities Exchange Commission (“SEC”) on June 24, 2021, which can be obtained on the SEC’s website at http://www.sec.gov and the Non-Offering Prospectus filed with the Ontario Securities Commission (“OSC”) on November 16, 2021, which can be obtained on the website http://www.sedar.com.

Prior to the close of the Transaction, Telesat Corporation did not have any operations nor any assets or liabilities. Telesat Corporation was created to facilitate the public listing of the shares of Telesat Corporation as well as the reorganization, with Telesat Canada being the predecessor entity. As such, the financial statements prior to the close of the Transaction of Telesat Canada reflect the historical financial statements of Telesat Corporation, with the exception of the following:

•        The income attributable to the operations of Loral have only been presented subsequent to the close of the Transaction;

•        The net assets of Loral have been included based upon the closing balance as of the date of the close of the Transaction; and

•        Non-controlling interest is calculated only subsequent to the close of the Transaction.

Telesat Corporation is a global satellite operator, providing mission-critical communications solutions to support the requirements of sophisticated satellite users throughout the world. Telesat Corporation’s state-of-the-art fleet consists of 14 geostationary satellites and the Canadian payload on Viasat-1.

Telesat Corporation has commenced the development of a constellation of low earth orbit (“LEO”) satellites and integrated terrestrial infrastructure, called “Telesat Lightspeed”. In January 2018, the first LEO satellite was successfully launched into orbit. This Phase 1 LEO satellite has demonstrated certain key features of the Telesat Lightspeed system design, specifically the capability of the satellite and customer terminals to deliver low latency broadband experience.

References herein to “Telesat” or “Company” refer to Telesat Canada and its subsidiaries prior to December 31, 2020 and Telesat Corporation and its subsidiaries subsequent.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the audited consolidated financial statements of Telesat.

On March 17, 2022, these financial statements were approved by the Audit Committee of the Board of Directors and authorized for issue.